Matthews Emerging Markets Equity Fund Performance Management - Matthews Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	The bar chart below shows the Fund’s performance for each calendar year since its inception and how it has varied from year to year.Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).
Performance Past Does Not Indicate Future [Text]	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the Fund’s performance for each calendar year since its inception and how it has varied from year to year.
Bar Chart [Heading]	Investor Class: <br/>Annual Total Returns For years Ended 12/31
Bar Chart Closing [Text Block]	Best QuarterQ4 202022.15%Worst QuarterQ2 2022-14.96%
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	matthewsasia.com
Performance Availability Phone [Text]	800.789.ASIA (2742)
Investor Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022